Revenue Recognition - Additional Information (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Related Parties	$ 53,400	$ 11,800	$ 65,300
Deferred revenue	25,139	$ 5,956
Deferred Revenue, Revenue Recognized	$ 3,300